Financial Instruments - Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 10,308,797	R$ 8,029,077
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	9,893,391	7,557,385
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	353,060	305,686
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	7,855	3,668
Others [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 54,491	R$ 162,338